Discontinued operations - Results, and major classes of assets and liabilities (Details) - USD ($)	1 Months Ended	12 Months Ended
	Nov. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Results for the year
Revenue	$ 31,048,294	$ 51,489,952	$ 25,563,945	$ 14,984,746
Operating loss		(82,389,750)	(88,108,951)	(24,573,537)
Loss for the year	$ 13,629,122	(123,579,448)	(141,489,397)	(29,725,202)
ASSETS
Property and equipment		1,270,838	648,704
Lease right-of-use assets		815,646	4,059,896	863,645
Trade and other receivables		14,815,432	6,603,240
Prepaid expenses and other current assets		3,298,377	1,102,989
Cash and cash equivalents		1,538,347	9,529,723	10,348,732
Total assets		57,462,556	59,339,211
LIABILITIES
Lease liability		2,343,126	4,162,521	928,583
Accounts payable, accruals and other payables		33,418,502	19,987,552
Loans from a related party		458,241
Total liabilities		54,833,363	149,076,985
Exchange differences on translation of foreign operations		(4,347,257)	450,863
Reserve of disposal group classified as held for sale		(492,474)
Discontinued operations
ASSETS
Cash and cash equivalents		1,157,929
Assets and liabilities classified as held for sale | Discontinued operations
Results for the year
Revenue		35,764,861	12,781,308	2,327,540
Expenses		(58,135,641)	(25,188,662)	(11,140,855)
Operating loss		(22,370,780)	(12,407,354)	(8,813,315)
Finance income/(costs)		(603,045)	7,516	(18,982)
Deferred tax gains		353,169
Loss for the year		(22,620,656)	(12,399,838)	(8,832,297)
ASSETS
Property and equipment		115,310
Intangible assets		2,024,065
Lease right-of-use assets		576,299
Trade and other receivables		1,340,148
Prepaid expenses and other current assets		65,347
Cash and cash equivalents		1,157,929
Total assets		5,279,098
LIABILITIES
Borrowings		1,982,893
Lease liability		628,845
Accounts payable, accruals and other payables		5,769,929
Loans from a related party		458,241
Total liabilities		8,839,908
Net assets directly associated with assets classified as held for sale		(3,560,810)
Amounts included in accumulated OCI		550,595
Exchange differences on translation of foreign operations		(1,043,069)
Reserve of disposal group classified as held for sale		(492,474)
Volt Line BV | Discontinued operations
Results for the year
Revenue		4,548,557
Expenses		(5,495,428)
Operating loss		(946,871)
Finance income/(costs)		(64,355)
Loss for the year		(1,011,226)
ASSETS
Property and equipment		115,310
Intangible assets		2,024,065
Lease right-of-use assets		576,299
Trade and other receivables		690,241
Prepaid expenses and other current assets		65,347
Cash and cash equivalents		886,450
Total assets		4,357,712
LIABILITIES
Borrowings		407,615
Lease liability		628,845
Accounts payable, accruals and other payables		816,547
Total liabilities		1,853,007
Net assets directly associated with assets classified as held for sale		2,504,705
Exchange differences on translation of foreign operations		(103,808)
Reserve of disposal group classified as held for sale		(103,808)
Swvl Pakistan (Private) Ltd. | Discontinued operations
Results for the year
Revenue		15,243,597	10,391,287	1,502,884
Expenses		(24,027,477)	(18,041,905)	(6,569,804)
Operating loss		(8,783,880)	(7,650,618)	(5,066,920)
Finance income/(costs)		(6,087)	(14,695)	(15,548)
Loss for the year		(8,789,967)	(7,665,313)	(5,082,468)
ASSETS
Trade and other receivables		516,017
Cash and cash equivalents		124,763
Total assets		640,780
LIABILITIES
Accounts payable, accruals and other payables		569,646
Total liabilities		569,646
Net assets directly associated with assets classified as held for sale		71,134
Amounts included in accumulated OCI		272,146
Exchange differences on translation of foreign operations		(221,020)
Reserve of disposal group classified as held for sale		51,126
Shotl Transportation, S.L. | Discontinued operations
Results for the year
Revenue		526,001	148,535
Expenses		(2,363,934)	(361,176)
Operating loss		(1,837,933)	(212,641)
Finance income/(costs)		(29,402)	49,829
Deferred tax gains		401,428
Loss for the year		(1,465,907)	(162,812)
LIABILITIES
Borrowings		318,765
Accounts payable, accruals and other payables		183,969
Loans from a related party		458,241
Total liabilities		960,975
Net assets directly associated with assets classified as held for sale		(960,975)
Amounts included in accumulated OCI		(565)
Exchange differences on translation of foreign operations		(1,590,502)
Reserve of disposal group classified as held for sale		(1,591,067)
Swvl NBO Limited | Discontinued operations
Results for the year
Revenue				514,253
Expenses		(10,064)	(79,336)	(4,147,697)
Operating loss		(10,064)	(79,336)	(3,633,444)
Finance income/(costs)		1,441	3,245	(3,434)
Loss for the year		(8,623)	(76,091)	(3,636,878)
ASSETS
Cash and cash equivalents		24,638
Total assets		24,638
LIABILITIES
Accounts payable, accruals and other payables		51,489
Total liabilities		51,489
Net assets directly associated with assets classified as held for sale		(26,851)
Amounts included in accumulated OCI		146,839
Exchange differences on translation of foreign operations		(243,734)
Reserve of disposal group classified as held for sale		(96,895)
Swvl Technologies Ltd. | Discontinued operations
Results for the year
Revenue		3,464,525	1,873,051	310,403
Expenses		(6,527,783)	(5,890,665)	(423,354)
Operating loss		(3,063,258)	(4,017,614)	(112,951)
Finance income/(costs)		(35,038)	(30,863)
Loss for the year		(3,098,296)	(4,048,477)	$ (112,951)
ASSETS
Trade and other receivables		133,890
Cash and cash equivalents		35,031
Total assets		168,921
LIABILITIES
Accounts payable, accruals and other payables		501,822
Total liabilities		501,822
Net assets directly associated with assets classified as held for sale		(332,901)
Amounts included in accumulated OCI		132,024
Exchange differences on translation of foreign operations		55,097
Reserve of disposal group classified as held for sale		187,121
Smart Way Transportation LLC | Discontinued operations
Results for the year
Revenue		3,881,490	367,073
Expenses		(5,739,771)	(791,103)
Operating loss		(1,858,281)	(424,030)
Finance income/(costs)		(2,617)
Loss for the year		(1,860,898)	(424,030)
ASSETS
Cash and cash equivalents		84,862
Total assets		84,862
LIABILITIES
Accounts payable, accruals and other payables		460,595
Total liabilities		460,595
Net assets directly associated with assets classified as held for sale		(375,733)
Swvl My For Information Technology SDN BHD | Discontinued operations
Results for the year
Revenue		1,635	1,362
Expenses		(24,231)	(24,477)
Operating loss		(22,596)	(23,115)
Loss for the year		(22,596)	$ (23,115)
ASSETS
Cash and cash equivalents		2,185
Total assets		2,185
LIABILITIES
Accounts payable, accruals and other payables		12,876
Total liabilities		12,876
Net assets directly associated with assets classified as held for sale		(10,691)
Amounts included in accumulated OCI		151
Exchange differences on translation of foreign operations		5,761
Reserve of disposal group classified as held for sale		5,912
Viapool Inc | Discontinued operations
Results for the year
Revenue		7,346,255
Expenses		(11,185,077)
Operating loss		(3,838,822)
Finance income/(costs)		(19,488)
Deferred tax gains		(48,259)
Loss for the year		(3,906,569)
LIABILITIES
Accounts payable, accruals and other payables		2,094,972
Total liabilities		2,094,972
Net assets directly associated with assets classified as held for sale		(2,094,972)
Exchange differences on translation of foreign operations		420,034
Reserve of disposal group classified as held for sale		420,034
Swvl Germany GmbH | Discontinued operations
Results for the year
Revenue		752,801
Expenses		(2,761,876)
Operating loss		(2,009,075)
Finance income/(costs)		(447,499)
Loss for the year		(2,456,574)
LIABILITIES
Borrowings		1,256,513
Accounts payable, accruals and other payables		1,078,013
Total liabilities		2,334,526
Net assets directly associated with assets classified as held for sale		(2,334,526)
Exchange differences on translation of foreign operations		635,103
Reserve of disposal group classified as held for sale		$ 635,103